Quarterly Results Of Operations (Details) (USD $)	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest revenue	$ 9,800,573	$ 9,062,000	$ 9,737,104	$ 8,874,000	$ 4,648,000	$ 4,786,000	$ 4,759,000	$ 4,574,000	$ 4,390,000	$ 4,374,000	$ 4,392,000	$ 4,227,000	$ 4,102,000	$ 28,666,557	$ 23,258,938	$ 32,320,513	$ 18,508,831	$ 17,095,856
Interest expense	1,263,796	1,362,000	1,392,529	1,403,000	1,061,000	1,179,000	1,234,000	1,281,000	1,248,000	1,308,000	1,406,000	1,416,000	1,450,000	3,903,981	3,855,926	5,219,171	4,942,763	5,579,854
Net interest income	8,536,777	7,700,000	8,344,575	7,471,000	3,587,000	3,607,000	3,525,000	3,293,000	3,142,000	3,066,000	2,986,000	2,811,000	2,652,000	24,762,576	19,403,012	27,101,342	13,566,068	11,516,002
Provision for loan losses	375,000	800,000	800,000	50,000	150,000	642,000	200,000	170,000	70,000	140,000	210,000	250,000	300,000	1,125,000	1,000,000	1,800,000	1,082,000	900,000
Net income available to common stockholders	2,028,295	1,967,000	1,707,493	1,183,000	523,000	195,000	313,000	530,000	465,000	466,000	227,000	447,000	410,000	5,813,601	3,413,120	5,379,971	1,502,664	1,550,157
Basic earnings per common share	$ 0.30	$ 0.29	$ 0.25	$ 0.17	$ 0.12	$ 0.05	$ 0.08	$ 0.14	$ 0.12	$ 0.12	$ 0.06	$ 0.12	$ 0.11	$ 0.85	$ 0.56	$ 0.86	$ 0.39	$ 0.40
Diluted earnings per common share	$ 0.29	$ 0.29	$ 0.25	$ 0.17	$ 0.12	$ 0.05	$ 0.08	$ 0.13	$ 0.12	$ 0.12	$ 0.06	$ 0.12	$ 0.11	$ 0.84	$ 0.56	$ 0.86	$ 0.38	$ 0.40
Parent Company [Member]
Interest revenue																$ 832,077	$ 487,508	$ 690,698